Form N-1A Supplement	Sep. 23, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Advisors’ Inner Circle Fund III

(the “Trust”)

GQG Partners International Quality Value Fund

(the “Fund”)

Supplement dated September 23, 2026 to the Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”), each dated August 1, 2026

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

The Board of Trustees (the “Board”) of the Trust has approved a change in classification of the Fund from a non-diversified company to a diversified company. Accordingly, effective immediately, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	The last paragraph of the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus, is deleted.

2.	The “Non-Diversification Risk” disclosure in the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus, is deleted.

3.	The second paragraph of the “More Information about Risk” section of the Prospectus is deleted and replaced with the following:

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. Each Fund, with the exception of the International Quality Value Fund, is non-diversified. A non-diversified Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers as compared to a diversified Fund.

4.	The “Non-Diversification Risk” disclosure in the “More Information about Risk” section of the Prospectus is deleted and replaced with the following:

Non-Diversification Risk (All Funds except International Quality Value Fund) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, each Fund intends to satisfy the asset diversification requirements for qualifying as a RIC under Subchapter M of the Code.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GQG-SK-018-0100